UNSECURED CONVERTIBLE NOTES - Summary (FY) (Details) - Convertible Debt - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term debt, gross	$ 0	$ 18,879
Less unamortized debt discounts	0	(35)
Long-term debt, net	0	18,844
Less current portion	0	18,844
Total unsecured convertible notes, net of discount non-current	0	$ 0
2022 Convertible Notes
Debt Instrument [Line Items]
Interest rate		5.00%
Long-term debt, gross	0	$ 18,879
2023 Convertible Notes
Debt Instrument [Line Items]
Interest rate		4.00%
Long-term debt, gross	$ 0	$ 0